Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 29, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8 - FAIR VALUE MEASUREMENTS

The Company applies authoritative accounting guidance regarding fair value and disclosures as it applies to financial and non-financial assets and liabilities. The guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability on the measurement date. The three levels are defined as follows:

Level 1: Observable inputs such as quoted prices in active markets (the fair value hierarchy gives the highest priority to Level 1 inputs);

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data and require the reporting entity to develop its own assumptions

As of October 29, 2011, the Company had no material financial assets or liabilities measured on a recurring basis that required adjustments or write-downs and the carrying values of current assets and liabilities approximate their fair value. The Company measures certain assets at fair value on a non-recurring basis, specifically long-lived assets evaluated for impairment. No such impairments were recorded during the thirteen and thirty-nine weeks ended October 29, 2011. There were no non-financial liabilities outstanding as of October 29, 2011 and January 29, 2011.

NOTE 8 - FAIR VALUE MEASUREMENTS

The Company adopted the accounting guidance regarding fair value and disclosures, as it applies to financial and non-financial assets and liabilities. The guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The new guidance does not require any new fair value measurements; rather, it applies to other accounting pronouncements that require or permit fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability on the measurement date. The three levels are defined as follows:

Level 1: Observable inputs such as quoted prices in active markets (the fair value hierarchy gives the highest priority to Level 1 inputs);

Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs in which there is little or no market data and require the reporting entity to develop its own assumptions

As of January 29, 2011, the Company had no material financial assets or liabilities measured on a recurring basis that required adjustments or write-downs and the carrying values of current assets and liabilities approximate their fair value. The Company measures certain assets at fair value on a non-recurring basis, specifically long-lived assets evaluated for impairment. We estimated the fair value of our long-lived assets using company-specific assumptions which would fall within Level 3 of the fair value hierarchy.

The following tables present the non-financial assets the Company measured at fair value on a non-recurring basis, based on the fair value hierarchy as of January 29, 2011 and January 30, 2010:

		Fair Value Measured and Recorded at Reported Date Using
	Net Carrying Value as of January 29, 2011	Level 1	Level 2	Level 3	Total Losses -Year Ended January 29, 2011
Property and Equipment (in thousands)	$3,035	$—	$—	$3,035	$3,001

		Fair Value Measured and Recorded at Reported Date Using
	Net Carrying Value as of January 30, 2010	Level 1	Level 2	Level 3	Total Losses -Year Ended January 30, 2010
Property and Equipment (in thousands)	$281	$—	$—	$281	$2,321

In fiscal 2010, the Company recorded a non-cash impairment charge of approximately $3.0 million to reduce the net carrying value of certain retail store assets and a capital lease on a building to their estimated market value, which was based on discounted estimated future cash flows. In fiscal 2009, the Company recorded a similar charge of approximately $2.3 million related to certain retail stores.

There were no non-financial liabilities outstanding as of January 29, 2011 and January 30, 2010.